UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                                ----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
This Amendment (Check only one.):      [   ] is a restatement.
                                       [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centerbridge Partners, L.P.
           ------------------------------------------------
Address:   375 Park Avenue
           ------------------------------------------------
           New York, NY 10152
           ------------------------------------------------

           ------------------------------------------------

Form 13F File Number: 028-13856
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey H. Aronson
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Title:  Authorized Person
        ---------------------------------------------------
Phone:  (212) 672-5000
        ---------------------------------------------------

Signature,  Place,  and  Date  of  Signing:

     /s/ Jeffrey H. Aronson                New York, NY                8/15/2011
---------------------------------  ---------------------------------  ----------
         [Signature]                      [City, State]                 [Date]


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Report  Type  (Check  only  one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)









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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    9
                                         --------------

Form 13F Information Table Entry Total:              39
                                         --------------

Form 13F Information Table Value Total:  $    1,082,049
                                         --------------
                                         (In Thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.    Form 13F File Number        Name

          1          028-13860          Centerbridge Credit Partners
                                        General Partner, L.L.C.
          2          028-13859          Centerbridge Credit Partners
                                        Offshore General Partner, L.L.C.
          3          028-13862          Centerbridge Credit Advisors, L.L.C.
          4          028-13861          Centerbridge Partners Holdings, LLC
          5          028-13858          Jeffrey H. Aronson
          6          028-13857          Mark T. Gallogly
          7          028-14393          Centerbridge Special Credit
                                        Partners General Partner, L.L.C.
          8          028-14395          Centerbridge Special Credit
                                        Advisors, L.L.C.
          9          028-14392          Centerbridge Special GP
                                        Investors, L.L.C.





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                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
--------------------------- --------------- --------- -------- ------------------- ---------- ----------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT    OTHER       VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION  MANAGERS      SOLE    SHARED NONE
--------------------------- --------------- --------- -------- ---------- --- ---- ---------- ----------- ---------- ------ ----
LYONDELLBASELL INDUSTRIES N SHS - A -       N53745100    3,022     78,457 SH       DEFINED    1,3,4,5,6       78,457      0    0
LYONDELLBASELL INDUSTRIES N SHS - A -       N53745100    5,310    137,863 SH       DEFINED    2,3,4,5,6      137,863      0    0
LYONDELLBASELL INDUSTRIES N SHS - A -       N53745100    3,233     83,921 SH       DEFINED    4,5,6,7,8,9     83,921      0    0
BANKUNITED INC              COM             06652K103  277,202 10,767,704 SH       DEFINED    4,5,6       10,767,704      0    0
CIT GROUP INC               COM NEW         125581801  102,156  2,308,085 SH       DEFINED    1,3,4,5,6    2,308,085      0    0
CIT GROUP INC               COM NEW         125581801  178,184  4,025,857 SH       DEFINED    2,3,4,5,6    4,025,857      0    0
CIT GROUP INC               COM NEW         125581801  111,229  2,513,079 SH       DEFINED    4,5,6,7,8,9  2,513,079      0    0
CIT GROUP INC               COM NEW         125581801    6,573    148,500 SH  CALL DEFINED    1,3,4,5,6                   0    0
CIT GROUP INC               COM NEW         125581801   11,246    254,100 SH  CALL DEFINED    2,3,4,5,6                   0    0
CIT GROUP INC               COM NEW         125581801    6,524    147,400 SH  CALL DEFINED    4,5,6,7,8,9                 0    0
GENERAL MTRS CO             W EXP 07/10/201 37045V118      980     45,795 SH       DEFINED    1,3,4,5,6       45,795      0    0
GENERAL MTRS CO             W EXP 07/10/201 37045V118    1,714     80,104 SH       DEFINED    2,3,4,5,6       80,104      0    0
GENERAL MTRS CO             W EXP 07/10/201 37045V118    1,051     49,101 SH       DEFINED    4,5,6,7,8,9     49,101      0    0
GENERAL MTRS CO             W EXP 07/10/201 37045V126    3,752    235,513 SH       DEFINED    1,3,4,5,6      235,513      0    0
GENERAL MTRS CO             W EXP 07/10/201 37045V126    6,563    411,961 SH       DEFINED    2,3,4,5,6      411,961      0    0
GENERAL MTRS CO             W EXP 07/10/201 37045V126    4,023    252,526 SH       DEFINED    4,5,6,7,8,9    252,526      0    0
ISTAR FINL INC              COM             45031U101    8,985  1,107,907 SH       DEFINED    1,3,4,5,6    1,107,907      0    0
ISTAR FINL INC              COM             45031U101   15,991  1,971,750 SH       DEFINED    2,3,4,5,6    1,971,750      0    0
ISTAR FINL INC              COM             45031U101    7,104    875,939 SH       DEFINED    4,5,6,7,8,9    875,939      0    0
ISHARES TR                  RUSSELL 2000    464287655   43,188    521,600 SH  PUT  DEFINED    1,3,4,5,6                   0    0
ISHARES TR                  RUSSELL 2000    464287655   75,348    910,000 SH  PUT  DEFINED    2,3,4,5,6                   0    0
ISHARES TR                  RUSSELL 2000    464287655   47,064    568,400 SH  PUT  DEFINED    4,5,6,7,8,9                 0    0
PENN NATL GAMING INC        COM             707569109    1,796     44,514 SH       DEFINED    4,5,6           44,514      0    0
QUAD / GRAPHICS INC         COM CL A        747301109    2,489     64,047 SH       DEFINED    4,5,6           64,047      0    0
QUAD / GRAPHICS INC         COM CL A        747301109   23,398    602,103 SH       DEFINED    1,3,4,5,6      602,103      0    0
QUAD / GRAPHICS INC         COM CL A        747301109   38,748    997,116 SH       DEFINED    2,3,4,5,6      997,116      0    0
QUAD / GRAPHICS INC         COM CL A        747301109   21,987    565,797 SH       DEFINED    4,5,6,7,8,9    565,797      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF T   780097713    8,565    455,838 SH       DEFINED    1,3,4,5,6      455,838      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF T   780097713   14,108    750,832 SH       DEFINED    2,3,4,5,6      750,832      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF T   780097713   12,298    654,498 SH       DEFINED    4,5,6,7,8,9    654,498      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF S   780097739      293     16,959 SH       DEFINED    1,3,4,5,6       16,959      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF S   780097739      501     28,940 SH       DEFINED    2,3,4,5,6       28,940      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF S   780097739      383     22,128 SH       DEFINED    4,5,6,7,8,9     22,128      0    0
ROYAL BK SCOTLAND GROUP PLC ADR PREF SHS Q  780097754    2,579    147,890 SH       DEFINED    1,3,4,5,6      147,890      0    0
ROYAL BK SCOTLAND GROUP PLC ADR PREF SHS Q  780097754    4,304    246,819 SH       DEFINED    2,3,4,5,6      246,819      0    0
ROYAL BK SCOTLAND GROUP PLC ADR PREF SHS Q  780097754    4,326    248,038 SH       DEFINED    4,5,6,7,8,9    248,038      0    0
VISTEON CORP                COM NEW         92839U206    7,273    106,317 SH       DEFINED    1,3,4,5,6      106,317      0    0
VISTEON CORP                COM NEW         92839U206   13,855    202,536 SH       DEFINED    2,3,4,5,6      202,536      0    0
VISTEON CORP                COM NEW         92839U206    4,704     68,757 SH       DEFINED    4,5,6,7,8,9     68,757      0    0
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